Capital reserve	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Capital reserve
15.	Capital reserve

Capital reserve represents capital contributions from shareholders in excess of the paid-in capital amount and capitalization of gain on disposal of subsidiaries to the shareholders in previous years.